Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 44.0
Fair Value	47.2
Amount at which shown in balance sheet	47.2	$ 49.4
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	43.4
Fair Value	46.7
Amount at which shown in balance sheet	46.7
U.S. government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.8
Fair Value	0.9
Amount at which shown in balance sheet	0.9
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	3.1
Fair Value	3.2
Amount at which shown in balance sheet	3.2
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.3
Fair Value	0.4
Amount at which shown in balance sheet	0.4
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2.0
Fair Value	2.1
Amount at which shown in balance sheet	2.1
U.S. corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	29.8
Fair Value	31.9
Amount at which shown in balance sheet	31.9
Foreign corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	7.4
Fair Value	8.2
Amount at which shown in balance sheet	8.2
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.6
Fair Value	0.5
Amount at which shown in balance sheet	$ 0.5